Parent Company Statements of Income (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements, Captions [Line Items]
Net gain on sale of investment in affiliate									$ 5,263	$ 0	$ 0
Income (loss) before taxes and equity in undistributed net income	$ 9,032	$ 2,323	$ 2,580	$ 2,299	$ 2,131	$ 1,468	$ 1,489	$ 1,364	16,234	6,452	6,399
Income Tax Expense (Benefit)	2,547	767	852	758	683	494	484	443	4,924	2,104	1,988
Net income	$ 6,485	$ 1,556	$ 1,728	$ 1,541	$ 1,448	$ 974	$ 1,005	$ 921	11,310	4,348	4,411
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Dividend from subsidiary									680	475	0
Interest and dividends on investments									70	60	57
Net gain on sale of investment in affiliate									5,263	0	0
Dividend from investment in affiliate									2,000	0	0
Other income									194	230	315
Total income									8,207	765	372
Operating Expenses									1,372	795	781
Income (loss) before taxes and equity in undistributed net income									6,835	(30)	(409)
Income Tax Expense (Benefit)									1,739	(117)	(173)
Income (loss) before equity in undistributed net income of subsidiary									5,096	87	(236)
Equity in undistributed net income of subsidiary									6,214	4,261	4,647
Net income									$ 11,310	$ 4,348	$ 4,411